UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments July 31, 2008  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS		RATE		VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (82.7%)
	Federal Home Loan Mortgage Corp. (21.2%)
$4,681	09/01/35-01/01/36	4.50%		$4,306,190
19,050	(a)	5.00		18,076,659
2,100	(a)	5.50		2,053,078
246	(a)	6.00		247,268
1,172	06/01/16-03/01/19	9.50		1,296,772
283	07/01/09-09/01/19	10.00		321,686
44	02/01/16-12/01/17	10.50		49,974
				26,351,627
	Federal Home Loan Mortgage Corp. (ARM) (3.9%)
1,021	05/01/36	5.209		1,034,622
700	04/01/37	5.299		704,120
667	04/01/36	5.541		677,683
935	04/01/37	5.579		946,760
716	03/01/37	5.604		724,665
768	04/01/37	5.854		778,186
				4,866,036
	Federal Home Loan Mortgage Corp. (PC) Gold (11.0%)
8,552	08/01/21-11/01/37	5.50		8,483,732
498	06/01/29-09/01/33	6.50		514,825
3,508	04/01/20-05/01/32	7.50		3,777,266
833	03/01/23-07/01/31	8.00		900,352
				13,676,175
	Federal National Mortgage Assoc. (38.8%)
6,500	(a)	5.50		6,360,861
3,973	12/01/36-04/01/37	5.00		3,778,254
25,362	10/01/36-05/01/37	5.50		24,850,631
5,294	01/01/27-12/01/33	6.50		5,478,758
3,906	07/01/23-12/01/34	7.00		4,119,235
2,453	11/01/29-04/01/32	7.50		2,637,684
737	08/01/24-02/01/32	8.00		799,068
90	03/01/22-04/01/25	8.50		98,380
95	09/01/19-02/01/20	9.50		105,727
48	03/01/16-01/01/18	9.75		54,310
				48,282,908
	Federal National Mortgage Assoc. (ARM) (5.9%)
745	09/01/35	5.009		745,022
708	03/01/37	5.237		716,340
1,691	12/01/36	5.456		1,711,899
1,116	03/01/36	5.507		1,141,846
1,394	03/01/36	5.533		1,425,706
849	01/01/37	5.624		859,018
755	04/01/37	5.973		776,360
				7,376,191
	Government National Mortgage Assco.(1.6%)
598	08/15/25-05/15/29	6.50		619,917
11	08/15/29	7.50		11,614
424	10/15/19-10/15/24	8.50		467,994
792	11/15/17-06/15/20	9.50		877,601
31	05/15/16-11/15/20	10.00		34,607
				2,011,733
	Government National Mortgage Assco. II (0.2%)
224	05/20/30	8.00		243,986

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $102,049,764)			102,808,656

	Collateralized Mortgage Obligations (18.7%)
	U.S. Government Agencies (3.4%)
	Federal National Mortgage Assoc.
882	1996-46 FC 12/25/23	3.661	(d)	889,543
3,590	2005-68 XI 08/25/35 (IO)	6.00		1,175,392
9,051	2006-28 1P 03/25/36 (IO)	1.519	(d)	220,629
686	2006-118 A2 12/25/36	2.521	(d)	660,039
77	Grantor Trust 2004-T5 A13 05/28/35	2.482	(d)	74,658
1,239	Whole Loan 2005-W2 A1 05/25/35	2.661	(d)	1,172,109

	Total U.S. Government Agencies			4,192,370

	Private Issues (15.3%)
	American Home Mortgage Assets

507	2007-5 A3 06/25/47	2.761	(d)	114,237
	American Home Mortgage Investment Trust
162	2004-1 1A 04/25/44	2.811	(d)	161,628
	Banc of America Funding Corp.
552	2005-F 1A2 09/20/35	3.182	(d)	257,893
	Bear Stearns Mortgage Funding Trust
1,289	2006-AR4 A1 12/25/36	2.671	(d)	785,686
1,310	2006-AR1 1A1 07/25/36	2.671	(d)	817,051
	Countrywide Alternative Loan Trust
146	2005-44 1A2A 10/25/35	2.751	(d)	142,579
283	2005-51 1A2A 11/20/35	2.772	(d)	183,728
196	2005-51 2A2A 11/20/35	2.748	(d)	155,349
294	2005-59 1A2B 11/20/35	2.742	(d)	261,235
3,987	2005-81 X1 02/25/37 (IO)	0.956	(d)	124,397
4,486	2006-OA1 2X 03/20/46 (IO)	1.04	(d)	171,013
809	2006-OA1 1A2 03/20/46	2.758	(d)	325,791
586	2006-OA1 2A2 03/20/46	2.768	(d)	238,482
379	2006-OA2 A2A 05/20/46	2.632	(d)	347,381
1,221	2006-OA10 2A2 08/25/46	2.713	(d)	430,282
9,772	2006-OA17 IXP 12/20/46 (IO)	1.276	(d)	403,093
7,438	2006-OA19 XP 02/20/47 (IO)	1.00	(d)	306,838
	Countrywide Home Loans
7,560	2004-25 2X 02/25/35 (IO)	1.406	(d)	127,765
686	2006-OA4 A2 04/25/46	2.731	(d)	294,029
	DSLA Mortgage Loan Trust
332	2004-AR1 A2A 09/19/44	2.893	(d)	221,990
735	2005-AR4 2A1C 08/19/45	2.758	(d)	324,825
1,073	2006-AR2 2A1A 11/19/37	2.658	(d)	664,061
1,246	2007-AR1 2A1B 04/19/38	2.663	(d)	491,904
	GreenPoint Mortgage Funding Trust
8,347	2005-AR1 X1 06/25/46 (IO)	1.113	(d)	229,556
8,562	2005-AR2 X1 06/25/45 (IO)	1.857	(d)	270,235
3,035	2005-AR3 X1 08/25/45 (IO)	1.207	(d)	96,262
7,097	2005-AR4 X4 10/25/45 (IO)	1.991	(d)	255,057
847	2006-AR2 3A2 03/25/36	2.781	(d)	411,262
721	2006-AR5 M2 10/25/46	2.893	(d)	69,297
	Harborview Mortgage Loan Trust
3,360	2005-2 X 05/19/35 (IO)	1.464	(d)	66,148
3,523	2005-3 X2 06/19/35 (IO)	0.321	(d)	74,854
626	2005-5 1A1B 07/19/45	2.748	(d)	305,244
2,452	2005-16 X1 01/19/36 (IO)	1.046	(d)	76,247
5,800	2005-16 X3 01/19/36 (IO)	0.60	(d)	156,789
6	2006-1 PO1 03/19/37 (PO)	0.00	(d)	864
4,740	2006-1 X1 03/16/37 (IO)	0.414	(d)	150,337
(c)	2006-5 PO2 07/19/47 (PO)	0.00	(d)	7
10,949	2006-5 X2 07/16/47 (IO)	2.032	(d)	338,715
1,142	2006-7 2A1A 10/19/37	2.683	(d)	692,605
1,123	2006-10 2A1A 11/19/36	2.638	(d)	698,858
618	2006-14 2A1A 03/19/38	2.658	(d)	270,118
	Indymac Indx Mortgage Loan Trust
575	2005-AR12 2A1B 07/25/35	2.741	(d)	244,827
9,045	2005-AR12 AX2 07/25/35 (IO)	1.057	(d)	165,359
450	2006-AR4 M1 05/25/46	2.903	(d)	37,935
	Luminent Mortgage Trust
755	2006-2 A1B 02/25/46	2.741	(d)	300,824
903	2006-4 A1B 05/25/46	2.691	(d)	367,398
1,151	2006-7 2A2 12/25/36	2.681	(d)	421,578
	Master Adjustable Rate Mortgage Trust
425	2007-3 1M1 05/25/47	3.311	(d)	10,625
	Mortgageit Trust
948	2006-1 2A1B 04/25/36	2.741	(d)	380,694
	Residential Accredit Loans, Inc
324	2006-QO1 2A1 02/25/46	2.731	(d)	180,790
1,100	2006-QO6 A2 06/25/46	2.691	(d)	198,266
1,071	2006-QO10 A2 01/25/37	2.661	(d)	454,596
1,105	2007-QO2 A2 03/25/37	2.631	(d)	380,861
737	2007-QO4 A2 05/25/47	2.721	(d)	288,742
461	2007-QO4 A3 05/25/47	2.761	(d)	132,537
	Structured Asset Mortgage Investments Inc
863	2006-AR2 A2 02/25/36	2.771	(d)	409,458
1,034	2006-AR3 11A2 04/25/36	2.731	(d)	519,266
450	2006-AR7 B1 08/25/36	2.831	(d)	22,500
1,204	2006-AR8 A1A 10/25/36	2.661	(d)	753,459
1,648	2007-AR2 1A2 02/25/37	2.651	(d)	618,150
	Washington Mutual Mortgage Pass-Through Certificates

1,558	2004-AR8 X 06/25/44 (IO)	0.61	(d)	32,137
2,750	2004-AR10 X 07/25/44 (IO)	0.61	(d)	49,840
3,909	2004-AR12 X 10/25/44 (IO)	0.634	(d)	53,742
584	2005-AR2 B1 01/25/45	2.991	(d)	107,892
434	2005-AR6 2AB2 04/25/45	2.731	(d)	222,602
350	2005-AR8 2AB3 07/25/45	2.821	(d)	188,524
67	2005-AR13 A1B1 10/25/45	2.721	(d)	65,430
182	2005-AR15 A1B1 11/25/45	2.643	(d)	167,575
156	2005-AR17 A1B1 12/25/45	2.711	(d)	146,737
4	2005-AR19 A1B1 12/25/45	2.711	(d)	4,361
919	2006-AR12 A1A 04/25/46	4.231	(d)	572,078

	Total Private Issues			19,012,475

	Total Collateralized Mortgage Obligations (Cost $41,360,350)			23,204,845

	Commercial Mortgage-Backed Securities (7.2%)
	Banc of America Commercial Mortgage Inc.
725	2007-2 A4 04/10/49	5.688	(d)	675,745
600	2007-5 A4 02/10/51	5.492		545,360
	Citigroup Commercial Mortgage Trust
750	2006-C5 A4 10/15/49	5.431		699,388
400	2007-C6 A4 12/10/49	5.70	(d)	372,237
	Citigroup/Deutsche Bank Commercial Mortgage
700	2007-CD5 A4 11/15/44	5.886		654,053
	Greenwich Capital Commercial Funding Corp.
650	2007-GG11 A4 12/10/49	5.736		601,434
	JP Morgan Chase Commercial Mortgage Securities
1,400	2007-CB18 A4 06/12/47	5.44		1,276,455
1,700	2007-CB19 A4 02/12/49	5.747	(d)	1,583,414
	LB Commercial Conduit Mortgage Trust
625	2007-C3 A4 07/15/44	6.135	(d)	591,138
	LB-UBS Commercial Mortgage Trust
700	2006-C1 A4 02/15/31	5.156		648,178
695	2007-C7 A3 09/18/45	5.866		648,762
	Wachovia Bank Commercial Mortgage Trust
700	2007-C33 A4 02/15/51	6.10	(d)	661,602

	Total Commercial Mortgage-Backed Securities (Cost $9,581,694)			8,957,766

	U.S. Government Obligation (0.5%)
	U.S. Treasury Bond (h)
650	02/15/36
	(Cost $664,041)	4.50		637,660

	Short-Term Investments (11.0%)
	U.S. Government Obligations (b) (e) (0.7%)
	U.S. Treasury Bills
80	10/09/08	1.545		79,763
825	10/09/08	1.60		822,470

	Total U.S. Government Obligations (Cost $902,320)			902,233

	Securities held as Collateral on Loaned Securities (h) (0.5%)
	Repurchase Agreements (0.1%)
21	ABN Amro Bank N.V. (2.44%, dated 07/31/08, due 08/01/08; proceeds $21,427; fully collateralized by Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Wachovia Bank Commercial Mortgage Trust 5.42% due 01/15/45; valued at $22,465)			21,424

24	Banc of America Securities LLC (2.44% dated 07/31/08, due 08/01/08; proceeds $24,366; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Alcoa, Inc.; valued at $25,546)			24,363

32	Lehman Brothers Co. (2.39% dated 07/31/08, due 08/01/08; proceeds $32,488; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows: Oakland County 6.25% due 04/01/22 - 04/01/27; valued at $32,923)			32,483

24	Merrill Lynch Co., (2.34% dated 07/31/08, due 08/01/08; proceeds $24,366; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Ahold

	Finance USA 6.85% due 05/01/29; valued at $24,395)		24,363

	Total Repurchase Agreements (Cost $102,633)		102,633

NUMBER OF
SHARES (000)
	Investment Company (f) (0.4%)
554	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $553,867)		553,867

	Total Securities held as Collateral on Loaned Securities (Cost $656,500)		656,500

	Investment Company (f) (g) (9.8%)
12,119	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $12,118,924)		12,118,924

	Total Short-Term Investments (Cost $13,677,744)		13,677,657

	Total Investments (Cost $167,333,593) (i) (j)	120.1%	149,286,584
	Liabilities in Excess of Other Assets	(20.1)	(24,977,870)
	Net Assets	100.0%	$124,308,714

ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2008.
IO	Interest Only Security.
PC	Participation Certificate.
PO	Principal Only Security. No rate exists for a principal only security.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $522,122.
(c)	Amount is less than one thousand.
(d)	Floating rate security, rate shown is the rate in effect at July 31, 2008.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	May include cash designated as collateral in connection with open swap contracts.
(h)

The values of loaned securities and related cash collateral outstanding at July 31, 2008 were $637,660 and $656,500, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(i)	Securities have been designated as collateral in an amount equal to $87,781,160 in connection with open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at July 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
160	Long	Treasury Swap 10 Year, September 2008	$17,615,000	$50,325
114	Long	Treasury Swap 5 Year, September 2008	12,295,969	21,196
12	Short	90 day Euro $ Future March 2009	(2,907,450)	(38,733)
4	Short	90 day Euro $ Future March 2010	(959,200)	(6,711)
10	Short	90 day Euro $ Future June 2009	(2,418,500)	(30,643)
1	Short	90 day Euro $ Future June 2010	(239,313)	(1,365)
41	Short	90 day Euro $ Future September 2008	(9,961,975)	(207,410)
10	Short	90 day Euro $ Future September 2009	(2,412,000)	(26,669)
38	Short	90 day Euro $ Future December 2008	(9,215,475)	(180,599)
6	Short	90 day Euro $ Future December 2009	(1,442,400)	(12,636)
24	Short	U.S. Treasury Note 2 Year, September 2008	(5,088,000)	(13,054)
41	Short	U.S. Treasury Note 5 Year, September 2008	(4,564,774)	(51,169)
343	Short	U.S.Treasury Note 10 Year, September 2008	(39,386,049)	(386,613)
93	Short	U.S.Treasury Note 20 Year, September 2008	(10,741,500)	(62,299)
	Net Unrealized Depreciation			$(946,380)

Interest Rate Swap Contracts Open at July 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$5,280	Fixed Rate 5.592	Floating Rate 0.00	February 19, 2018	61,723

Bank of America, N.A.	10,000	Fixed Rate 4.297	Floating Rate 2.80	August 1, 2013	51,900

Bank of America, N.A.	6,815	Floating Rate 0.00	Fixed Rate 6.03	February 19, 2023	(94,388)

Citibank N.A. New York	6,250	Fixed Rate 5.337	Floating Rate 2.638	May 24, 2017	339,500

Citibank N.A. New York	3,000	Fixed Rate 5.701	Floating Rate 2.733	July 18, 2017	243,060

Goldman Sachs Group Inc.	6,250	Fixed Rate 5.34	Floating Rate 2.638	May 24, 2017	340,875

Goldman Sachs Group Inc.	5,315	Fixed Rate 5.565	Floating Rate 0.00	February 27, 2018	56,233

Goldman Sachs Group Inc.	6,820	Floating Rate 0.00	Fixed Rate 5.96	February 27, 2023	(81,294)

JPMorgan Chase N.A. New York	1,900	Fixed Rate 5.358	Floating Rate 2.638	May 23, 2017	106,096

JPMorgan Chase N.A. New York	5,850	Fixed Rate 5.064	Floating Rate 2.691	September 11, 2017	195,039

	Net Unrealized Appreciation..				$1,218,744

# Floating rate represents USD-3 months LIBOR

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008